Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Information
Summary of the Group's operating segment results

There was no significant transaction between reportable segments for the years ended December 31, 2013, 2014 and 2015 (in thousands).

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Net revenues:
Online game services	7,864,464	9,266,158	17,314,148
Advertising services	987,467	1,344,829	1,789,377
E-mail, e-commerce and others	344,244	1,101,847	3,699,370

Total net revenues	9,196,175	11,712,834	22,802,895

Cost of revenues:
Online game services	(1,649,803)	(2,111,701)	(5,393,555)
Advertising services	(461,286)	(518,691)	(599,032)
E-mail, e-commerce and others	(367,427)	(631,152)	(3,406,673)

Total cost of revenues	(2,478,516)	(3,261,544)	(9,399,260)

Gross profit (loss):
Online game services	6,214,661	7,154,457	11,920,593
Advertising services	526,181	826,138	1,190,345
E-mail, e-commerce and others	(23,183)	470,695	292,697

Total gross profit	6,717,659	8,451,290	13,403,635